Consolidated Balance Sheets (Parenthetical) - USD ($)	Feb. 01, 2026	Dec. 31, 2025	Feb. 01, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Amortization cost on securities available for sale		$ 156,694,754		$ 179,668,079
Time deposits		$ 250,000		$ 250,000
Shareholder's Equity
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued		0		15
Preferred stock, shares outstanding		0		15
Preferred stock, liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.50
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	15,924	5,882,266	21,187	5,809,035
Treasury stock (in shares)		299,339		210,101